WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Class of Warrant or Right [Line Items]
Beginning balance	$ 7,632	$ 10,360
Deconsolidation of a subsidiary	0	(227)
Expense accrued	3,211	1,547
Expense incurred	(3,165)	(3,836)
Translation adjustment	180	(212)
Closing balance	7,858	7,632
Less: current portion of warranty liabilities	(5,622)	(5,386)
Long-term warranty liabilities	$ 2,236	$ 2,246